ORGANIZATION AND BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. ORGANIZATION AND BASIS OF PRESENTATION

The unaudited financial statements included herein have been prepared, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements and notes are presented as permitted on Form 10-Q and do not contain certain information included in the Company’s annual statements and notes. Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to such rules and regulations, although the Company believes that the disclosures are adequate to make the information presented not misleading. It is suggested that these financial statements be read in conjunction with the December 31, 2014 Form 10-K filed with the SEC, including the audited financial statements and the accompanying notes thereto. While management believes the procedures followed in preparing these financial statements are reasonable, the accuracy of the amounts are in some respects dependent upon the facts that will exist, and procedures that will be accomplished by the Company later in the year.

These unaudited financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the operations and cash flows for the periods presented.

On June 2, 2006, Celtic Capital, Inc. was incorporated in the State of Nevada. On October 20, 2008, Celtic Capital, Inc. changed its name to Entertainment Educational Arts Inc. On May 12, 2010, the Company changed its name to DNA Precious Metals, Inc. (the “Company”). On October 29, 2010, the Company formed DNA Canada Inc., a Canadian (Province of Quebec) incorporated company, as a wholly-owned subsidiary. The Company operated all of its exploration operations through this Canadian entity.

The Company was in the business of identifying mineral claim rights in Canada and the United States. The Company had conducted minimal business of this nature.

The Company had acquired certain mining claims on June 9, 2011 located in the Montauban and Chavigny townships near Grondines-West in the Portneuf County of Quebec, Canada (“Montauban Mine Property” or “Property”).  The transaction was shown as an asset, and the Mining rights, appear in assets from discontinued operations on the condensed consolidated balance sheets at December 31, 2014.

On October 30, 2013 and November 27, 2013, the Company entered into binding agreements for the asset acquisitions of an undivided one hundred percent (100%) interest in certain mineral claims and mining assets located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf, specifically Mining Lease BM 748 and Mining Concession Miniere CM 410. The purchase price was CDN$75,000 together with the issuance of 1,050,000 common shares of the Company. The common shares for the acquisition were valued at their fair market value on the day they were issued which totaled $496,860. In connection with the asset purchase, the Company also issued 40,000 shares of common stock to a former supplier of the vendor for mining related information of the assets purchased valued at $20,000 along with cash consideration of CDN$20,000. The Company had been awaiting confirmation of the contemplated transaction from a bankruptcy court in Montreal, Quebec overviewing the financial restructuring of the vendor. The bankruptcy court approved the transaction on April 17, 2014.

On January 10, 2014, the Company entered into an asset purchase agreement for an undivided one hundred percent (100%) interest in certain mineral claims located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf, including claims, rights, concessions and leases. The purchase price was CDN$70,000, 1,000,000 common shares of the Company and a one percent (1%) net smelter return (“NSR”). The Company paid CDN$10,000 upon the signing of the asset purchase agreement with the cash balance due, along with the common shares, upon the closing of the asset purchase agreement and transfer of the mineral claims in the name of the Company. The transfer of the mineral claims was completed in February 2014 whereby the remaining cash balance due andthe common shares were released to the vendor.

The common shares for the acquisition were valued at their fair market value on the day they were issued which totaled $340,000. The total cost of the acquisition amounted to $403,840.

On April 14, 2014, the Company entered into an asset purchase agreement for an undivided one hundred percent (100%) interest in fifty seven (57) mining claims located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf. The purchase price was CDN$5,000 (US $4,547). The transfer of the mining claims was completed by the Province of Quebec in the name of the Company.

On December 4, 2014, the Company presented a renewal request with the Government of the Province of Quebec to renew all 122 claims and this was granted through a decision dated February 23, 2015, which was after the spin-off of DNA Canada Inc. by the Company on February 3, 2015.

On January 16, 2015, Breathe eCigs Corp., a Tennessee corporation (“Breathe”), entered into a Share Exchange Agreement (the “Exchange Agreement”) with the Company, whereby the Company acquired all of the issued and outstanding shares of common stock of Breathe in consideration for the issuance of 150,000,000 shares of common stock.

As a result of the transaction effected by the Exchange Agreement, at closing Breathe became a wholly owned subsidiary of the Company, with the former Breathe shareholders owning approximately 56% of the then issued and outstanding common stock of the Company.  The former shareholders of Breathe own 43.8% as of June 30, 2015.

The Company declared a stock dividend to its shareholders of record as of February 3, 2015 of its wholly owned subsidiary, DNA Canada, Inc. Each shareholder of record on this date will receive one share of DNA Canada, Inc. for every two shares of DNA Precious Metals Inc. owned by the shareholder on this date. All stock dividends will be rounded down to the next whole number. With the completion of the stock dividend, the Company, no longer has an equity interest in DNA Canada, Inc.

The former shareholders of Breathe participating in the stock dividend were required to tender for redemption any shares of DNA Canada, Inc. common stock received pursuant to the stock dividend in accordance with the Exchange Agreement.

With the acquisition of Breathe, management determined that it would be in the best interest of the Company and its shareholders to operate each company separate and independently of each other. The operation of DNA Canada, Inc. and Breathe were inconsistent. Breathe is a manufacturer and distributor of e-cigarette and related products while DNA Canada, Inc. is an exploration stage mining company. The spin-off of DNA Canada, Inc. will allow each company to focus on its principal business activity and facilitate capital formation.

On March 5, 2015, the Company and Breathe entered into an Agreement and Plan of Merger pursuant to which the Company merged with its wholly owned subsidiary, Breathe. Upon the consummation of the Merger on March 11, 2015, the separate existence of Breathe ceased, and the shareholders of the Company became shareholders of the surviving company, named Breathe eCig Corp. As permitted under Nevada law, the sole purpose of the Merger was to effect a change to the Company’s name from DNA Precious Metals, Inc. to Breathe eCig Corp. This change to the Amended Articles of Incorporation and name change took effect on March 11, 2015.

The Company in March 2015 entered into Distribution Agreements with various distributors for the distribution of the Company’s products.

On May 11, 2015 the Company formed two wholly owned subsidiaries to conduct non-eCigarette related business by way of holding medical device and other related intellectual property for the future development of for-profit activates and/or partnerships. Currently these entities are inactive, and neither holds any assets, carry any liabilities nor hold any intellectual property.

Going Concern

The consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has generated very little revenues since inception and has generated losses totaling $6,675,780 and $5,675,476 from continuing operations for the six and three months ended June 30, 2015, respectively.

The Company in the three months ended March 31, 2015 completed a business combination with Breathe and spun-off DNA Canada, Inc. in an effort to generate profitable operations moving forward. The Company anticipates that distribution of their products will occur in 2015. The Company’s continuation as a going concern is dependent upon, amongst other things, distribution of the products as well as continued financial support from its shareholders and lenders, attaining a satisfactory revenue level, attainment of profitable operations and the generation of cash from operations and the ability to secure new financing arrangements and new capital to carry out its business plan.  These matters are dependent on a number of items outside of the Company’s control and there exists material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern.

The Company can give no assurance that it will achieve profitability or be capable of sustaining profitable operations in its new business of Breathe. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of the carrying amounts of assets or the amount and classification of liabilities that might result if the Company is unable to continue as a going concern. These factors raise substantial doubt regarding the ability of the Company to continue as a going concern.

The Company recently raised $770,250 in net debt proceeds and $782,375 of equity proceeds during the six months ended June 30, 2015, to commence production of the Company’s products and pay for distribution.

On June 2, 2006, Celtic Capital, Inc. was incorporated in the State of Nevada. On October 20, 2008, Celtic Capital, Inc. changed its name to Entertainment Educational Arts Inc. On May 12, 2010, the Company changed its name to DNA Precious Metals, Inc. (the “Company”). On October 29, 2010, the Company formed DNA Canada Inc., a Canadian (Province of Quebec) incorporated company, as a wholly-owned subsidiary. The Company will operate all of its exploration operations through this Canadian entity.

The Company is an exploration stage company that is in the business of identifying mineral claim rights in Canada and the United States. The Company has conducted minimal business to date.

The Company’s primary goal is to identify and acquire premium gold (Au) and silver (Ag) properties to create an international mining company. The mineralized properties that the Company will focus on acquiring, will have easy accessibility, transportation infrastructures in place on the property and most importantly, will have the potential to be brought into production quickly.

The Company acquired certain mining claims on June 9, 2011 located in the Montauban and Chavigny townships near Grondines-West in the Portneuf County of Quebec, Canada (“Montauban Mine Property” or “Property”).  The transaction is shown as an asset, Mining  rights, on the consolidated balance sheets at December 31, 2014 and 2013.

On October 30, 2013 and November 27, 2013, the Company entered into binding agreements for the asset acquisitions of an undivided one hundred percent (100%) interest in certain mineral claims and mining assets located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf, specifically Mining Lease BM 748 and Mining Concession Miniere CM 410. The purchase price was CDN$75,000 together with the issuance of 1,050,000 common shares of the Company. The common shares for the acquisition were valued at their fair market value on the day they were issued which totaled $496,860. In connection with the asset purchase, the Company also issued 40,000 shares of common stock to a former supplier of the vendor for mining related information of the assets purchased valued at $20,000 along with cash consideration of CDN$20,000. The Company had been awaiting confirmation of the contemplated transaction from a bankruptcy court in Montreal, Quebec overviewing the financial restructuring of the vendor. The bankruptcy court approved the transaction on April 17, 2014.

On January 10, 2014, the Company entered into an asset purchase agreement for an undivided one hundred percent (100%) interest in certain mineral claims located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf, including claims, rights, concessions and leases. The purchase price was CDN$70,000, 1,000,000 common shares of the Company and a one percent (1%) net smelter return (“NSR”). The Company paid CDN$10,000 upon the signing of the asset purchase agreement with the cash balance due, along with the common shares, upon the closing of the asset purchase agreement and transfer of the mineral claims in the name of the Company. The transfer of the mineral claims was completed in February 2014 whereby the remaining cash balance due and the common shares were released to the vendor.

The common shares for the acquisition will be valued at their fair market value on the day they were issued which totaled $340,000. The total cost of the acquisition amounted to $403,840.

On April 14, 2014, the Company entered into an asset purchase agreement for an undivided one hundred percent (100%) interest in fifty seven (57) mining claims located in the Province of Quebec’s Montauban and Chavigny townships near Grondines West, in the county of Portneuf. The purchase price was CDN$5,000 (US $4,547). The transfer of the mining claims has been completed by the Province of Quebec in the name of the Company.

On December 4, 2014, the Company presented a renewal request with the Government of the Province of Quebec to renew all 122 claims and this has been granted through a decision dated February 23, 2015.

On January 16, 2015, Breathe eCigs Corp., a Tennessee corporation (“Breathe”), entered into a Share Exchange Agreement (the “Exchange Agreement”) with the Company, whereby the Company acquired all of the issued and outstanding shares of common stock of Breathe in consideration for the issuance of 150,000,000 shares of common stock.

As a result of the transaction effected by the Exchange Agreement, at closing Breathe became a wholly owned subsidiary of the Company, with the former Breathe shareholders owning approximately 56% of the then issued and outstanding common stock of the Company.

The Company declared a stock dividend to its shareholders of record as of February 3, 2015 of its wholly owned subsidiary, DNA Canada, Inc. Each shareholder of record on this date will receive one share of DNA Canada, Inc. for every two shares of DNA Precious Metals Inc. owned by the shareholder on this date. All stock dividends will be rounded down to the next whole number. With the completion of the stock dividend, the Company, no longer has an equity interest in DNA Canada, Inc.

The former shareholders of Breathe participating in the stock dividend were required to tender for redemption any shares of DNA Canada, Inc. common stock received pursuant to the stock dividend in accordance with the Exchange Agreement.

With the acquisition of Breathe, management determined that it would be in the best interest of the Company and its shareholders to operate each company separate and independently of each other. The operation of DNA Canada, Inc. and Breathe were inconsistent. Breathe is a manufacturer and distributor of e-cigarette and related products while DNA Canada, Inc. is an exploration stage mining company. The spin-off of DNA Canada, Inc. will allow each company to focus on its principal business activity and facilitate capital formation.

On March 5, 2015, the Company and Breathe entered into an Agreement and Plan of Merger pursuant to which the Company merged with its wholly owned subsidiary,  Breathe. Upon the consummation of the Merger on March 11, 2015, the separate existence of Breathe ceased, and the shareholders of the Company became shareholders of the surviving company, named Breathe eCig Corp. As permitted under Nevada law, the sole purpose of the Merger was to effect a change to the Company’s name from DNA Precious Metals, Inc. to Breathe eCig Corp. This change to the Amended Articles of Incorporation and name change took effect on March 11, 2015.

Going Concern

The consolidated financial statements have been prepared on a going concern basis. The going concern basis of presentation assumes that the Company will continue in operation for the foreseeable future and be able to realize its assets and discharge its liabilities and commitments in the normal course of business. The Company has not generated revenues since inception and has generated losses totaling $3,059,815 and $2,937,475 for the years ended December 31, 2014 and 2013, respectively.

The Company’s continuation as a going concern is dependent upon, amongst other things, continued financial support from its shareholders, attaining a satisfactory revenue level, attainment of profitable operations and the generation of cash from operations and the ability to secure new financing arrangements and new capital to carry out its business plan.  These matters are dependent on a number of items outside of the Company’s control and there exists material uncertainties that may cast significant doubt about the Company’s ability to continue as a going concern.

The Company can give no assurance that it will achieve profitability or be capable of sustaining profitable operations in its new business of Breathe. These consolidated financial statements do not include any adjustments relating to the recoverability and classification of the carrying amounts of assets or the amount and classification of liabilities that might result if the Company is unable to continue as a going concern. These factors raise substantial doubt regarding the ability of the Company to continue as a going concern.

The Company recently raised $715,500 in November and December 2014, to increase the exploration of the mining claims. Additionally, after the acquisition of Breathe, was able to raise capital in the form of convertible notes to assist Breathe in completing this transaction and acquire product for their initial production of the e-cigarettes.

Effective July 1, 2009, the Company adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 105-10, Generally Accepted Accounting Principles – Overall (“ASC 105-10”). ASC 105-10 establishes the FASB Accounting Standards Codification (the “Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with U.S. GAAP. Rules and interpretive releases of the SEC under authority of federal securities laws are also sources of authoritative U.S. GAAP for Securities and Exchange Commission (“SEC”) registrants.

All guidance contained in the Codification carries an equal level of authority. The Codification superseded all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification is non-authoritative. The FASB will not issue new standards in the form of Statements, FASB Positions or Emerging Issue Task Force Abstracts. Instead, it will issue Accounting Standards Updates (“ASUs”). The FASB will not consider ASUs as authoritative in their own right. ASUs will serve only to update the Codification, provide background information about the guidance and provide the bases for conclusions on the change(s) in the Codification. References made to FASB guidance throughout this document have been updated for the Codification.